Schedule of Major Vendor (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Purchase	$ 423,875	$ 449,720
Percentage	21.40%	24.80%
Hawkins, Inc [Member]
Purchase	$ 423,875	$ 449,720
Percentage	21.40%	24.80%